Taxes Payable	12 Months Ended
Dec. 31, 2021
Taxes Payable
Taxes Payable

9. Taxes Payable

The following is a summary of taxes payable as of December 31, 2020 and 2021:

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000

VAT payable	16,818	12,060
Enterprise income taxes payable	232	80
Withholding individual income taxes for employees	1,466	121
Others	308	575
Total	18,824	12,836